Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005

                                  202-737-8833

                                                August 11, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

          Re:  AllianceBernstein Municipal Income Fund, Inc.
               (File Nos. 33-7812 and 811-04791)
               ---------------------------------

Dear Sir or Madam:

          On behalf of the AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 6, 2008.

                                        Very truly yours,


                                        /s/ Michell G. Fishman
                                        ----------------------
                                            Michell G. Fishman

SK 00250 0157 909188